Investments - AFS Securities With Continuous Unrealized Loss Position (Details) - Insurance Solutions - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value
Less than 12 months	$ 54,031	$ 83,811	$ 40,705
12 months or more	118,421	152,423	253,318
Total	172,452	236,234	294,023
Unrealized losses
Less than 12 months	(556)	(2,084)	(2,276)
12 months or more	(19,083)	(22,532)	(28,661)
Unrealized losses	(19,639)	(24,616)	(30,937)
U.S. government and agency
Fair value
Less than 12 months	1,016	983	0
12 months or more	4,917	4,725	5,475
Total	5,933	5,708	5,475
Unrealized losses
Less than 12 months	(34)	(50)	0
12 months or more	(327)	(515)	(557)
Unrealized losses	(361)	(565)	(557)
U.S. state, territories and municipalities
Fair value
Less than 12 months	0	0	0
12 months or more	3,425	3,370	3,560
Total	3,425	3,370	3,560
Unrealized losses
Less than 12 months	0	0	0
12 months or more	(749)	(898)	(821)
Unrealized losses	(749)	(898)	(821)
Corporate
Fair value
Less than 12 months	32,243	31,867	9,551
12 months or more	46,305	48,706	49,219
Total	78,548	80,573	58,770
Unrealized losses
Less than 12 months	(349)	(629)	(77)
12 months or more	(12,102)	(14,199)	(13,252)
Unrealized losses	(12,451)	(14,828)	(13,329)
Asset and mortgage- backed securities
Fair value
Less than 12 months	20,772	50,961	26,183
12 months or more	60,299	91,990	195,064
Total	81,071	142,951	221,247
Unrealized losses
Less than 12 months	(173)	(1,405)	(2,026)
12 months or more	(4,031)	(5,231)	(14,031)
Unrealized losses	(4,204)	(6,636)	(16,057)
Other invested assets
Fair value
Less than 12 months	0	0	4,971
12 months or more	3,475	3,632	0
Total	3,475	3,632	4,971
Unrealized losses
Less than 12 months	0	0	(173)
12 months or more	(1,874)	(1,689)	0
Unrealized losses	$ (1,874)	$ (1,689)	$ (173)